Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Option G (Options 2012 Plan G [Member])	12 Months Ended
Dec. 31, 2013
Option G1 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Option G [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	2.02%
Expected life (years)	5 years 40 days
Expected volatility	74.54%
Option G2 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Option G [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	2.16%
Expected life (years)	5 years 222 days
Expected volatility	74.54%
Option G3 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Option G [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	2.29%
Expected life (years)	6 years 40 days
Expected volatility	74.54%
Option G4 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Option G [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	2.42%
Expected life (years)	6 years 222 days
Expected volatility	74.54%
Option G5 [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2012 Option G [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	2.55%
Expected life (years)	7 years 40 days
Expected volatility	74.54%